Reorganization in 2011 (Details 2) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		12 Months Ended				5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	May 25, 2011	Dec. 31, 2012 Minimum item	Dec. 31, 2012 Maximum item	Dec. 31, 2011 Supplemental pro forma	Dec. 31, 2010 Supplemental pro forma	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 05, 2011 Predecessor Registrant
Supplementary Pro Forma Information (Unaudited)
Revenues	$ 74,710	$ 139,407				$ 128,010	$ 127,779	$ 53,710	$ 128,762
Net loss	(18,882)	41,216				(12,027)	31,326	(28,763)	(14,332)
Recapitalization transaction expenses								28,766	16,443
Acquisition-related costs		47,013
Cost of issuing the Senior Secured Notes capitalized within other assets										18,247
Recognized amounts of identifiable assets acquired and liabilities assumed:
Satellite and equipment			344,000
Intangible assets			88,168
Concessions			45,672
Deferred financing cost			18,247
Financial assets, net of financial liabilities			67,623
Deferred income taxes			(10,372)
Deferred revenue			(35,956)
First Priority Old Notes			(238,237)
Total identifiable net assets			279,145
Non-controlling interest			(3,486)
Bargain purchase			(94,488)
Fair value of total consideration transferred			$ 181,171
Fair value measurement discount rate (as a percent)		12.30%
Financial multiplier				5	6